Subsequent Event	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENT
NOTE 17:	SUBSEQUENT EVENT

The Company announced that it entered into definitive agreements with certain existing Company shareholders (the “Investors”) relating to a private placement of the Company’s ordinary shares, par value NIS 0.01 per share in February 2023, for maximum aggregate proceeds to the Company of $2.8 million, under the following terms:

o	The Company offered, issued and sold to the Investors units of its securities for aggregate gross proceeds to the Company of $1.0 million (the “Initial Offering”), each unit comprised of (each, a “Unit” and, collectively, the “Units”) (i) one (1) Ordinary Share, and (ii) a warrant to purchase an additional two (2) Ordinary Shares, exercisable through the earlier of (i) the closing of a subsequent offering of Company securities by the Company to qualified investors with an effective price per Ordinary Share of at least $0.20 and (ii) the second anniversary of the issuance of such warrant, in each case at a per share exercise price of $0.07, subject to adjustment (the “Warrant”), at a per Unit purchase price of $0.07 (the “Purchase Price”).

o

The Company undertook to offer, issue and sell to the Investors, following the closing of the Initial Offering, additional Ordinary Shares for aggregate gross proceeds to the Company of up to an additional $1.0 million (the “Follow on Offering”), at a price per share equal to the Purchase Price, which offering was subject to the achievement by the Company of certain pre-defined milestones on or before December 31, 2022, subject to a further extension at the discretion of the Company, to a date on or before February 28, 2023.

Following the partial fulfillment of the milestones, the Company initially raised from certain of the Investors $705,000 in the Follow-on Offering. In April 2023, pursuant to the terms of the subscription agreement, an additional Investor joined the Follow-on Offering, as extended, in the amount of $295,000, resulting in aggregate proceeds to the Company of $1.0 million in the Follow-on Offering, which completed the Follow-on Offering.

o

Following the closing of the Follow on Offering, the Company undertook to offer, issue and sell to the Investors, following the initial closing of the Follow on Offering, additional Ordinary Shares for aggregate gross proceeds to the Company of up to an additional $800,000 (the “Final Offering”), at a price per share equal to the Purchase Price, which offering was subject to the achievement by the Company of a certain additional milestone set forth in the subscription agreement and any additional milestones to be agreed upon in good faith negotiations (the “Second Level Milestones”). The Final Offering shall be closed by no later than the close of business on the 30th business day after the delivery of notice by the Company to the Investors that the Second Level Milestones have been achieved.

Two of the Investors undertook to invest $300,000 each in the Final Offering ($600,000 in total), if the Second Level Milestones are achieved. Notwithstanding that the Second Level Milestones have not yet been fulfilled, an Investor waived such condition and pursuant to the terms of the agreement, invested in this round in the amount of $105,000, resulting in aggregate proceeds to the Company of $105,000 in the Final Offering to date.

The Company expects to issue to the Investors an aggregate of 14,285,712 Ordinary Shares and warrants to purchase an aggregate 28,571,425 Ordinary Shares in the Initial Offering in respect of the $1.0 million raised, an additional aggregate 14,285,713 Ordinary Shares to the Investors that participated in the Follow on Offering in respect of the $1.0 million raised, and an additional 1,500,000 Ordinary Shares to an Investor in respect of the $105,000 raised to date in the Final Offering. If the Second Level Milestones are achieved and an additional $695,000 will be fully raised in the Final Offering, the Company would issue an additional aggregate 9,928,571 Ordinary Shares to such Investors participating in the Final Offering.